Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (7,000,217)	$ (3,949,585)
Adjustments to reconcile net loss to net cash flows from operating activities:
Stock-based compensation	3,563,675	1,721,485
Changes in assets and liabilities:
Prepaid expenses and other assets	(168,259)	(186,597)
Accounts payable and current liabilities	(153,747)	150,981
Net cash flows used in operating activities	(3,758,548)	(2,263,716)
Financing activities:
Proceeds from sale of common stock and common stock warrants	2,664,900
Proceeds from sale of common stock and common stock warrants, related party	2,836,424	2,500,000
Proceeds from exercise of common stock warrants	558,000
Proceeds from exercise of common stock warrants, related party	3,983,201
Net cash flows from financing activities	10,042,525	2,500,000
Net increase in cash and cash equivalents	6,283,977	236,284
Cash and cash equivalents at beginning of year	601,445	365,161
Cash and cash equivalents at end of year	6,885,422	601,445
Cash paid for interest	$ 0	0
Supplemental disclosure of non-cash financing activities:
Issuance of common stock in payment of trade payables		$ 90,000